MATERIAL ACCOUNTING POLICIES INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT OF MATERIAL INFORMATION
Building	27 years
Machinery and Equipment	5 to 10 years
Office equipment	5 years
Computer	5 years